INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Deferred tax assets	$ 186	$ 134
Deferred tax liabilities	(127)	(141)
Net deferred tax assets	59		$ 17
Net deferred tax liabilities	$ 59	$ (7)